OFFICERS AND DIRECTORS
Martin E. Zweig, Ph.D.
Chairman of the Board and President

Jeffrey Lazar
Vice President and Treasurer

Stuart B. Panish
Vice President and Secretary

Edward S. Babbitt, Jr.
Director

Charles H. Brunie
Director

Elliot S. Jaffe
Director

James B. Rogers, Jr.
Director

Anthony M. Santomero, Ph.D.
Director

Robert E. Smith
Director

INVESTMENT ADVISER
Zweig Total Return Advisors, Inc.
900 Third Avenue
New York, New York 10022

FUND ADMINISTRATOR
Zweig/Glaser Advisers
5 Hanover Square
New York, New York 10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

TRANSFER AGENT
The Shareholder Services Group, Inc.
P.O. Box 1376
Boston, MA 02104

LEGAL COUNSEL
Rosenman & Colin
575 Madison Avenue
New York, New York 10022

--------------------------------------------------------------------------------
  This report is transmitted to the shareholders of The Zweig Total Return
Fund, Inc. for their information. This is not a prospectus, circular or repre-sentation intended for use in the purchase of shares of the Fund or any securi-ties mentioned in this report.




             [LOGO OF ZWEIG TOTAL RETURN FUND, INC. APPEARS HERE]




                               QUARTERLY REPORT


                              SEPTEMBER 30, 1995

                                                               November 1, 1995
Dear Shareholder:

  The Zweig Total Return Fund's net asset value increased 2.7% during the quarter ended September 30, 1995, including $0.21 in reinvested distributions.

  For the nine months ended September 30, 1995, the Fund's net asset value increased 13.1% including $0.63 in reinvested distributions. Maintaining our risk-averse policy, the Fund's average overall exposure during the period was 61%.


                             DISTRIBUTION DECLARED

  In accordance with our policy of distributing 10% of net assets per year, which equals 0.83% per month (10% divided by 12 months), the Fund announced a distribution of $0.07 per share payable on November 27, 1995 to shareholders of record on November 13, 1995. The amount of the distribution depends on the exact net asset value at the time of declaration. For the November distribution, 0.83% of the Fund's net asset value was equivalent to $0.07 per share. Including this distribution, the Fund's payout since its inception is now $6.56.

  At this point, I would like to inform you that William M. Batten recently announced his retirement from the board of directors of both The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc. Prior to service on the Zweig Fund boards, Mr. Batten was chairman of the board of The New York Stock Exchange and before that chairman of the board of J.C. Penney.

  We are honored to have had William Batten on our board. We wish to thank him for his years of service and wish him the best on his retirement.


                                MARKET OUTLOOK

  At this writing our bond holdings are at about 54% compared with 25% on June
30. If fully invested, we would be at about 62 1/2% for bonds. Consequently we are at about 86% of a full position (54%/62 1/2%). Also, the average duration of our bond portfolio is 6.6 years. This is significantly greater than the average bond fund's duration of approximately 4.5 years.

  Following the summer selloff, the bond market has been strong again in recent weeks. Inflation--the prime threat to bond prices--seems under control, a bullish factor for bonds. While bonds are still not up to where they were in late 1993, they have regained a big chunk of the bear market losses of 1994.

  Overall, the readings of our bond indicators are at the best levels of the past two years. Remember, signs of economic weakness tend to be positive for bonds and this has been the case recently. Among economic indicators, capacity utilization, consumer confidence, and the purchasing managers' index remain on the favorable side. Commodity prices are also positive with copper, lumber, and crude oil down.

  In sum, with the slight signs of economic slowdown and inflation sufficiently under control, we are bullish on bonds. However, our bond model can change quickly and we will remain flexible to adjust our holdings as conditions warrant.

  Our equity holdings are at about 30%, virtually unchanged from 29% on June
30. With full investment in stocks at 37 1/2% for our fund, we are presently at 80% of a full position

(30%/37 1/2%). This reflects the current readings of our stock market indicators which are mostly positive. It appears that the bulls have a moderate edge but the gains are unlikely to continue at the torrid pace of earlier this year.

                             PORTFOLIO COMPOSITION

  Consistent with our investment policy guidelines, most of our bonds are U.S. Government obligations. We also own a small percentage of high grade corporate bonds. As mentioned earlier, the average duration of the bond portion of the Fund is 6.6 years.

  Since the beginning of this year, the majority of our stocks have been picked on the basis of a proprietary computer-driven stock selection model that uses various criteria to rank the most liquid higher dividend-yielding stocks.

  Reflecting improved market performance after lagging in the first half, oil and oil services is now our largest industry group. Rounding out our top five are paper and forest products, utilities, chemicals, and banks. Among other industry groups, producer manufacturing showed a significant gain.

  Chemical Bank, which will shortly merge with Chase Manhattan, has appreciated in value and is now the largest individual holding in our portfolio. Citibank and BankAmerica are also among our most prominent positions.

  Other top individual companies include Exxon, Burlington Northern Santa Fe, GTE, Alcoa, Sprint, and Xerox.

  We have reduced our positions in IBM, International Paper and Bowater.

                                              Sincerely,

                                              /s/ Martin E. Zweig
                                              Martin E. Zweig, Ph.D.
                                              Chairman

                       THE ZWEIG TOTAL RETURN FUND, INC.

                            STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 1995 (UNAUDITED)

                                                         NUMBER OF
                                                          SHARES      VALUE
                                                         --------- ------------
Common Stocks                                     26.58%
Aerospace & Defense                                1.33%
  GenCorp. Inc. ........................................  10,700   $    113,687
  Lockheed Martin Corp. ................................  18,308      1,228,924
  Northrop Grumman Corp. ...............................  26,700      1,625,363
  Raytheon Co. .........................................  11,600        986,000
  Rockwell International Corp. .........................  46,600      2,201,850
  Thiokol Corp. ........................................   2,800        100,100
  United Technologies Corp. ............................  24,600      2,174,025
                                                                   ------------
                                                                      8,429,949
                                                                   ------------
Automotive                                         0.38%
  General Motors Corp. .................................  51,300      2,404,687
                                                                   ------------
Banks                                              1.81%
  Bank of Boston Corp. .................................  10,100        481,012
  BankAmerica Corp. ....................................  47,400      2,838,075
  Chemical Banking Corp. ...............................  48,400      2,946,350
  Citicorp .............................................  47,500      3,360,625
  First Interstate Bancorp..............................   2,900        292,175
  Republic N.Y. Corp. ..................................  26,100      1,526,850
                                                                   ------------
                                                                     11,445,087
                                                                   ------------
Chemicals                                          2.10%
  ARCO Chemical Co. ....................................  12,400        604,500
  Dow Chemical Co. .....................................  25,000      1,862,500
  du Pont (E.I.) de Nemours & Co. ......................  38,100      2,619,375
  Eastman Chemical Co. .................................  21,500      1,376,000
  Ferro Corp. ..........................................   7,200        179,100
  Goodrich (B.F.) & Co. ................................  11,500        757,563
  Imperial Chemical Industries PLC, ADR.................  15,600        791,700
  Lyondell Petrochemical Co. ...........................  59,800      1,547,325
  Olin Corp. ...........................................  15,700      1,079,375
  Union Carbide Corp. ..................................  63,000      2,504,250
                                                                   ------------
                                                                     13,321,688
                                                                   ------------
Conglomerates                                      0.44%
  Xerox Corp. ..........................................  20,700      2,781,563
                                                                   ------------
Construction & Farm Equipment                      0.35%
  Deere & Co. ..........................................  27,600      2,245,950
                                                                   ------------

                       THE ZWEIG TOTAL RETURN FUND, INC.

                         SEPTEMBER 30, 1995 (UNAUDITED)

                                                      NUMBER OF
                                                       SHARES      VALUE
                                                      --------- ------------
Consumer Durables                               0.47%
  Goodyear Tire & Rubber Co. ........................  61,500   $  2,421,562
  Jostens Inc. ......................................  17,500        411,250
  Toro Co. ..........................................   4,800        151,200
                                                                ------------
                                                                   2,984,012
                                                                ------------
Finance & Financial Services                    0.39%
  Alex Brown Inc. ...................................  14,500        846,438
  American Bankers Insurance Group, Inc. ............  14,400        536,400
  Fremont General Corp. .............................   5,800        160,225
  GATX Corp. ........................................   8,700        450,225
  PHH Corp. .........................................  10,000        450,000
                                                                ------------
                                                                   2,443,288
                                                                ------------
Food & Beverage                                 0.01%
  Michael Foods Inc. ................................   2,900         38,787
                                                                ------------
Health Services                                 0.38%
  Baxter International Inc. .........................  52,100      2,142,613
  McKesson Corp. ....................................   5,800        261,000
                                                                ------------
                                                                   2,403,613
                                                                ------------
Industrial Services                             0.10%
  Browning-Ferris Industries Inc. ...................  21,700        659,138
                                                                ------------
Investment Companies                            0.44%
  Alliance Global Environment Fund...................   7,200         69,300
  Blue Chip Value Fund, Inc. ........................  16,500        125,812
  Emerging Markets Infrastructure, Inc. .............  14,500        146,812
  France Growth Fund, Inc. ..........................  17,400        169,650
  Global Health Sciences Fund, Inc. .................  28,900        426,275
  Growth Fund Spain, Inc. ...........................  10,100        107,313
  John Hancock Bank & Thrift Opportunity Fund .......   8,600        201,025
  New Age Media Fund, Inc. ..........................  17,300        263,825
  Pilgrim Regional Bank Shares, Inc. ................   8,700        107,663
  Royce Value Trust, Inc. ...........................   7,200         97,200
  Salomon Brothers Fund, Inc. .......................  14,400        190,800
  Scudder New Europe Fund, Inc. .....................  14,500        155,875
  Templeton Dragon Fund, Inc. .......................   7,200         90,000
  The Charles Allmon Trust, Inc. ....................   7,200         66,600
  The Swiss Helvetia Fund, Inc. .....................  21,700        450,275
  Tri Continental Corp. .............................   5,800        136,300
                                                                ------------
                                                                   2,804,725
                                                                ------------

                                                      NUMBER OF
                                                       SHARES      VALUE
                                                      --------- ------------
Manufacturing                                   1.86%
  Avery Dennison Corp. ..............................  16,800   $    705,600
  Crane Co. .........................................   7,100        244,950
  Dana Corp. ........................................  29,000        837,375
  Duriron Inc. ......................................   8,900        260,325
  Eaton Corp. .......................................  30,500      1,616,500
  Gleason Corp. .....................................   7,200        235,800
  Harsco Corp. ......................................   5,800        322,625
  Johnson Controls Inc. .............................   8,600        543,950
  Kennametal Inc. ...................................  28,300      1,025,875
  PACCAR Inc. .......................................  11,600        542,300
  Parker-Hannifin Corp. .............................  51,500      1,957,000
  Timken Co. ........................................  25,400      1,082,675
  Trinity Industries Inc. ...........................  24,000        744,000
  TRW Inc. ..........................................  22,600      1,680,875
                                                                ------------
                                                                  11,799,850
                                                                ------------
Metals & Mining                                 1.73%
  Aluminum Company of America .......................  59,900      3,167,212
  Cyprus Amax Minerals Co. ..........................  44,900      1,262,813
  Homestake Mining Co. ..............................  26,300        447,100
  Lukens Inc. .......................................   4,200        122,325
  Phelps Dodge Corp. ................................  42,600      2,667,825
  Quanex Corp. ......................................  14,500        313,562
  Reynolds Metals Co. ...............................  29,100      1,680,525
  USX-U.S. Steel Group...............................  41,300      1,280,300
                                                                ------------
                                                                  10,941,662
                                                                ------------
Oil & Oil Services                              4.54%
  Amoco Corp. .......................................  27,100      1,737,788
  Atlantic Richfield Co. ............................  22,600      2,426,675
  British Petroleum Co., PLC, ADS ...................  20,200      1,815,475
  Chevron Corp. .....................................  54,500      2,650,062
  Elf Aquitaine, ADR ................................  13,400        450,575
  Exxon Corp. .......................................  41,900      3,027,275
  Halliburton Co. ...................................  68,000      2,839,000
  Imperial Oil, Ltd. ................................  28,500      1,061,625
  Kerr-McGee Corp. ..................................  36,300      2,014,650
  Louisiana Land & Exploration Co. ..................  14,500        516,563
  Mobil Corp. .......................................  21,700      2,161,862
  Nova Corp. ........................................  35,700        281,137

                       THE ZWEIG TOTAL RETURN FUND, INC.

                         SEPTEMBER 30, 1995 (UNAUDITED)

                                                     NUMBER OF
                                                      SHARES        VALUE
                                                     ---------   ------------
Oil & Oil Services--(Continued)
  Occidental Petroleum Corp. .......................  82,500     $  1,815,000
  Phillips Petroleum Co. ...........................  19,600          637,000
  Repsol S.A., ADR..................................  53,500        1,698,625
  Sun Inc. .........................................  15,900          409,425
  Texaco Inc. ......................................   7,200          465,300
  Unocal Corp. .....................................  81,000        2,308,500
  USX-Marathon Group Inc. ..........................  24,100          475,975
                                                                 ------------
                                                                   28,792,512
                                                                 ------------
Paper & Forest Products                        3.44%
  Boise Cascade Corp. ..............................  55,100        2,224,663
  Bowater, Inc. ....................................  48,200        2,247,325
  Federal Paper Board Inc. .........................  33,300        1,277,887
  Georgia-Pacific Corp. ............................  23,800        2,082,500
  International Paper Co. ..........................  56,200        2,360,400
  James River Corp. of Virginia.....................  34,400        1,100,800
  Mead Corp. .......................................  28,600        1,676,675
  Sonoco Products Co. ..............................  38,400        1,065,600
  Temple-Inland Inc. ...............................  18,200          969,150
  Union Camp Corp. .................................  33,200        1,913,150
  Westvaco Corp. ...................................  25,900        1,181,687
  Weyerhaeuser Co. .................................  40,900        1,866,063
  Willamette Industries Inc. .......................  27,600        1,842,300
                                                                 ------------
                                                                   21,808,200
                                                                 ------------
Retail Trade & Services                        0.23%
  Bruno's Inc. .....................................   1,994           23,938
  CPI Corp. ........................................   7,100          157,088
  Giant Food Inc. ..................................   9,800          307,475
  Great Atlantic & Pacific Tea Co. .................  10,200          285,600
  Ross Stores Inc. .................................  21,700          341,775
  Ruddick Corp. ....................................   5,800          156,600
  Shopko Stores Inc. ...............................  14,500          179,438
                                                                 ------------
                                                                    1,451,914
                                                                 ------------
Technology                                     1.22%
  Applied Materials, Inc. ..........................   5,800(a)       593,050
  Dell Computer Corp. ..............................  10,200(a)       867,000
  Digital Equipment Corp. ..........................  20,400(a)       930,750
  Harris Corp. .....................................  35,000        1,920,625

                                                     NUMBER OF
                                                      SHARES        VALUE
                                                     ---------   ------------
Technology--(Continued)
  Intel Corp. ......................................  12,800     $    769,600
  International Business Machines Corp. ............  14,200        1,340,125
  Microsoft Corp. ..................................  14,600(a)     1,321,300
                                                                 ------------
                                                                    7,742,450
                                                                 ------------
Telecommunications                             1.55%
  Cable & Wireless Ltd., ADR........................  50,100          983,212
  Cincinnati Bell Inc. .............................  22,200          599,400
  GTE Corp. ........................................  67,600        2,653,300
  NYNEX Corp. ......................................  59,400        2,836,350
  Southern New England Telecommunications Corp. ....  13,400          474,025
  Sprint Corp. .....................................  64,300        2,250,500
                                                                 ------------
                                                                    9,796,787
                                                                 ------------
Textiles                                       0.02%
  Guilford Mills Inc. ..............................   1,700           41,225
  Interface Inc. ...................................   6,500          111,313
                                                                 ------------
                                                                      152,538
                                                                 ------------
Transportation                                 0.84%
  British Airways PLC, ADR..........................  12,800          913,600
  Burlington Northern Santa Fe Corp. ...............  38,100        2,762,250
  CSX Corp. ........................................  19,600        1,648,850
                                                                 ------------
                                                                    5,324,700
                                                                 ------------
Utilities                                      2.95%
  Centerior Energy Corp. ...........................  21,800          237,075
  DQE Inc. .........................................  24,050          637,325
  Eastern Enterprises...............................   2,900           93,163
  FPL Group Inc. ...................................  60,400        2,468,850
  Illinova Corp. ...................................  18,800          509,950
  MDU Resources Group Inc. .........................   2,900           92,438
  New York State Electric & Gas Corp. ..............  18,800          493,500
  Nipsco Industries Inc. ...........................  14,500          505,687
  Oneok Inc. .......................................   4,300           99,975
  Pacific Enterprises...............................  38,100          957,262
  Pacific Gas & Electric Co. .......................  77,000        2,300,375
  Panhandle Eastern Corp. ..........................  82,700        2,253,575
  Peco Energy Co. ..................................  21,700          621,162
  Portland General Corp. ...........................  74,100        1,898,812
  Rochester Gas & Electric Corp. ...................  15,900          375,638

                       THE ZWEIG TOTAL RETURN FUND, INC.

                         SEPTEMBER 30, 1995 (UNAUDITED)

                                                  NUMBER OF
                                                   SHARES/
                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                  ----------    ------------
Utilities--(Continued)
  San Diego Gas & Electric Co. ..................     21,700    $    501,813
  SCEcorp. ......................................     83,900       1,489,225
  Southwest Gas Corp. ...........................      5,800          90,625
  Tenneco Inc. ..................................     14,400         666,000
  Transcanada Pipeline Ltd. .....................      5,800          76,125
  Unicom Corp. ..................................     71,300       2,156,825
  United Illuminating Co. .......................      5,800         203,725
                                                                ------------
                                                                  18,729,125
                                                                ------------
    Total Common Stocks..........................                168,502,225
                                                                ------------
Corporate Bonds                             2.01%
  Exxon Capital Corp., 7.875%, 8/15/97........... $6,000,000       6,185,454
  General Electric Capital Corp., 8.375%,
   3/1/2001......................................  6,000,000       6,541,992
                                                                ------------
    Total Corporate Bonds........................                 12,727,446
                                                                ------------
United States Government & Agency Obliga-
 tions                                     52.17%
  Federal Home Loan Mortgage Corp., 7.05%,
   3/24/2004..................................... 12,185,000      12,338,482
  Federal Home Loan Mortgage Corp., 7.61%,
   9/1/2004......................................  4,000,000       4,098,284
  Federal National Mortgage Association 6.20%,
   7/10/2003.....................................  4,490,000       4,334,229
  Federal National Mortgage Association 6.48%,
   2/18/2004.....................................  4,000,000       3,916,332
  Federal National Mortgage Association 6.90%,
   3/10/2004.....................................  4,600,000       4,605,515
  Federal National Mortgage Association 6.85%,
   4/5/2004...................................... 10,385,000      10,659,299
  Federal National Mortgage Association 7.60%,
   4/14/2004.....................................  6,810,000       6,874,368
  United States Treasury Notes, 4.625%, 2/15/96..  2,640,000       2,630,921
  United States Treasury Notes, 6.125%, 5/15/98.. 87,000,000      87,489,375
  United States Treasury Notes, 6.125%,
   7/31/2000..................................... 65,000,000      65,263,965
  United States Treasury Notes, 6.50%, 5/15/2005. 26,600,000      27,198,500
  United States Treasury Bonds, 8.125%,
   8/15/2019..................................... 19,000,000      22,307,159
  United States Treasury Bonds, 7.625%,
   2/15/2025..................................... 69,700,000(b)   78,935,250
                                                                ------------
    Total United States Government & Agency Obli-
     gations.....................................                330,651,679
                                                                ------------
Short-Term Money Market Instruments        18.13%
  AT&T Co., 5.71%, 10/10/95...................... 18,500,000      18,473,591
  Bell Network Funding Inc., 5.70%, 10/3/95...... 14,600,000      14,595,377
  Ford Motor Credit Co., 5.73%, 10/4/95.......... 17,800,000      17,791,501
  Nestle Capital Corp., 5.70%, 10/5/95........... 10,000,000       9,993,667
  Raytheon Co., 5.74%, 10/6/95................... 24,900,000      24,880,149

                                                  PRINCIPAL
                                                AMOUNT/NUMBER
                                                OF CONTRACTS       VALUE
                                                -------------   ------------
Short-Term Money Market Instruments--(Contin-
 ued)
  Sara Lee Corp., 5.73%, 10/2/95...............  $13,600,000    $ 13,597,835
  U.S. West Telecommunications Inc., 5.75%,
   10/11/95....................................   15,600,000      15,575,083
                                                                ------------
    Total Short-Term Money Market Instruments..                  114,907,203
                                                                ------------
Net Unrealized Appreciation on Futures Con-
 tracts                                   0.08%
  Standard & Poor's 500 Index, December 1995                         519,351
   Long futures................................           89(c) ------------
  TOTAL INVESTMENTS............................        98.97%    627,307,904
  CASH AND OTHER ASSETS, LESS LIABILITIES......         1.03       6,531,599
                                                      ------    ------------
  Net Assets (Equivalent to $8.50 per share
   based on 74,540,794 shares of capital stock        100.00%   $633,839,503
   outstanding)................................       ======    ============

--------
(a) Non-income producing security.
(b) $2,152,000 of this security has been pledged as collateral for futures transactions.
(c) The market value of the long futures was $26,174,900 (representing 4.13% of the Fund's net assets) with a cost of $25,655,549.

                       THE ZWEIG TOTAL RETURN FUND, INC.

                              FINANCIAL HIGHLIGHTS
                               SEPTEMBER 30, 1995
                                  (UNAUDITED)

                                                              NET ASSET VALUE
                                       TOTAL NET ASSETS          PER SHARE
                                   -------------------------- -----------------
NET ASSET VALUE:
 Beginning of period: 12/31/94....               $591,658,838             $8.11
  Net investment income........... $ 21,212,476                 $ 0.29
  Net realized and unrealized
   gains from security transac-
   tions..........................   54,084,549                   0.73
  Dividends from net investment
   income and distributions from
   net short-term capital gains...  (46,404,242)                 (0.63)
                                                              --------
  Net asset value of shares issued
   to shareholders for reinvest-
   ment of dividends and distribu-
   tions..........................   13,287,882
                                   ------------
   Net increase in net asset val-
    ue............................                 42,180,665              0.39
                                                 ------------           -------
 End of period: 9/30/95...........               $633,839,503             $8.50
                                                 ============           =======

KEY INFORMATION

The Shareholder Services Group, Inc.
P.O. Box 1376
Boston, MA 02104

 For questions about our Reinvestment Plan, shareholders may write to The Shareholder Services Group or call 1-800 331-1710.

THE ZWEIG TOTAL RETURN FUND HOTLINE

 For weekly updates on the Fund's major industry holdings, our market stance and our net asset value call (212) 486-3122.

THE ZWEIG TOTAL RETURN FUND, INC.
GENERAL INFORMATION

 1-800-272-2700

--------------------------------------------------------------------------------

                               REINVESTMENT PLAN
   Many of you have questions about the reinvestment plan. We urge shareholders who want to take advantage of this plan and whose shares are held in "Street Name" to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

--------------------------------------------------------------------------------

                               ----------------

   Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.